Changes in Capital Accounts	6 Months Ended
Jun. 30, 2014
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts

9. Changes in Capital Accounts

  Compensation cost on restricted common stock: In May 2014, the Company's Board of Directors approved the grant of 361,442 shares of restricted common stock to the executive management pursuant to the Company's 2010 equity incentive plan as amended in 2012, and in accordance with terms and conditions of Restricted Shares Award Agreements signed by the grantees. The restricted shares will vest over a period of 3 years by one-third each year, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares. The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed.

During the six months ended June 30, 2014 and 2013, compensation cost on restricted stock amounted to $116 and $322, respectively, and is included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. At June 30, 2014 and December 31, 2013, the total unrecognized compensation cost relating to restricted share awards was $1,274, and $45, respectively. At June 30, 2014, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.85 years.

During the six months ended June 30, 2014 and the year ended December 31, 2013, the movement of restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2012	79,998	$12.50
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at June 30, 2013	13,334	$7.50
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2013	13,334	$7.50
Granted	361,442	3.72
Vested	(13,334)	7.50
Forfeited or expired	-	-
Outstanding at June 30, 2014	361,442	$3.72

  ATM offering: On May 21, 2013, the Company filed a prospectus supplement pursuant to Rule 424(b) relating to the offer and sale of an aggregate of up to $40.0 million in gross proceeds of its common stock under an at-the market offering. In 2013, an aggregate of 2,859,603 shares of the Company's common stock have been issued, and the net proceeds received during the year, after deducting underwriting commissions and offering expenses payable by the Company, amounted to $12,356. During the six months ended June 30, 2014, a number of 1,092,596 of additional shares were issued and the net proceeds received during the period, after deducting underwriting commissions and offering expenses payable by the Company, amounted to $4,652.